Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 05, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Identifiable net assets acquired as of July 5, 2024			$ 87
Goodwill		$ 6,822	2,722	$ 2,842
Aggregate Merger Consideration			$ 107
Westrock
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash and cash equivalents	$ 603	603
Accounts receivable	2,374	2,374
Inventories	2,504	2,533
Other current assets	825	812
Property, plant and equipment	17,567	17,612
Intangibles	922	963
Prepaid pension asset	558	558
Other non-current assets	1,765	1,833
Accounts payable	(2,018)	(2,018)
Accrued compensation and benefits	(447)	(447)
Current portion of debt	(1,285)	(1,285)
Other current liabilities	(1,123)	(1,139)
Non-current debt due after one year	(7,438)	(7,440)
Deferred tax liabilities	(3,523)	(3,496)
Pension liabilities and other postretirement benefits, net of current portion	(299)	(299)
Other non-current liabilities	(1,872)	(1,874)
Noncontrolling interests	(11)	(11)
Identifiable net assets acquired as of July 5, 2024	9,102	9,279
Goodwill	4,359	4,182
Aggregate Merger Consideration	$ 13,461	13,461
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments [Abstract]
Cash and cash equivalents		0
Accounts receivable		0
Inventories		29
Other current assets		(13)
Property, plant and equipment		45
Intangibles		41
Prepaid pension asset		0
Other non-current assets		68
Accounts payable		0
Accrued compensation and benefits		0
Current portion of debt		0
Other current liabilities		(16)
Non-current debt due after one year		(2)
Deferred tax liabilities		27
Pension liabilities and other postretirement benefits, net of current portion		0
Other non-current liabilities		(2)
Noncontrolling interests		0
Identifiable net assets acquired as of July 5, 2024		177
Goodwill arising on Merger		(177)
Aggregate Merger Consideration		$ 0